SCHEDULE OF ASSETS ACQUIRED AND LIABILITY ASSUMED (Details) - USD ($)	Jul. 29, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 4,200,000	$ 4,200,000	$ 4,200,000
Champion Safe Co Inc [Member]
Restructuring Cost and Reserve [Line Items]
Cash
Accounts receivable	1,337,130
Inventory	5,229,426
Fixed assets	473,326
Deposits and other assets	53,977
Customer list and other intangibles**	637,515
Account payable	(1,609,657)
Accrued expenses	(84,297)
Goodwill	4,200,000
Consideration	10,237,420
Payments in cash to seller	8,455,177
Debt paid on behalf of seller	1,442,243
Payments to service providers	340,000
Total purchase price	$ 10,237,420